Shareholder Fees {- Fidelity® Leveraged Company Stock Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 | Fidelity® Leveraged Company Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none